UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  6/30/2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2210 Brookfield Drive
Winston-Salem, NC  27106

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Liz Grodski
Title:  Office Manager
Phone:	631-725-5518

Signature, Place, and Date of Signing:

Liz Grodski	  Sag Harbor, NY	       August 10, 2011

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total:  $148786



List of Other Included Managers:

NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     6857    72297 SH       Sole                    72297
AT&T Inc.                      COM              00206R102      431    13735 SH       Sole                    13735
Automatic Data Processing      COM              053015103     5825   110575 SH       Sole                   110575
BYD Co Ltd ADR                 COM              05606L100     1003   155688 SH       Sole                   155688
Bank Of Hawaii                 COM              062540109      233     5000 SH       Sole                     5000
Berkshire Hathaway Inc Cl A    COM              084670108     3483       30 SH       Sole                       30
Berkshire Hathaway Inc Cl B    COM              084670702     5851    75600 SH       Sole                    75600
Bridgehampton National Bank    COM              108035106     1323    62160 SH       Sole                    62160
Bristol Myers                  COM              110122108      255     8800 SH       Sole                     8800
Caterpillar Inc.               COM              149123101     5060    47525 SH       Sole                    47525
Chevron Corporation            COM              166764100     1534    14913 SH       Sole                    14913
Cisco Sys Inc                  COM              17275R102     1717   110000 SH       Sole                   110000
Coca-Cola                      COM              191216100      829    12326 SH       Sole                    12326
Deere & Company                COM              244199105     1637    19850 SH       Sole                    19850
Diageo Plc                     COM              25243Q205     4364    53300 SH       Sole                    53300
Disney Walt Co                 COM              254687106      547    14000 SH       Sole                    14000
Duke Energy                    COM              26441C105     1357    72075 SH       Sole                    72075
EOG Res Inc Com                COM              26875P101      439     4200 SH       Sole                     4200
Ei Dupont De Nemours & Co      COM              263534109      682    12620 SH       Sole                    12620
Emerson Elec Co                COM              291011104     6990   124270 SH       Sole                   124270
Exxon Mobil Corp               COM              30231G102     8631   106056 SH       Sole                   106056
Factset Research Sys           COM              303075105     4702    45950 SH       Sole                    45950
General Elec Co                COM              369604103     7351   389765 SH       Sole                   389765
Google Inc. Cl A               COM              38259P508     5588    11035 SH       Sole                    11035
Heineken Holding               COM              N39338194      518    10125 SH       Sole                    10125
Heinz H J Co                   COM              423074103     3062    57475 SH       Sole                    57475
Hewlett Packard                COM              428236103     1249    34300 SH       Sole                    34300
Honeywell International Inc    COM              438516106     4198    70450 SH       Sole                    70450
Intel Corp.                    COM              458140100     6247   281925 SH       Sole                   281925
International Business Machine COM              459200101     4207    24521 SH       Sole                    24521
Johnson & Johnson              COM              478160104     4978    74834 SH       Sole                    74834
Kraft Foods Inc Class A        COM              50075N104     3328    94464 SH       Sole                    94464
L 3 Communications Hldg Corp   COM              502424104      354     4050 SH       Sole                     4050
Laboratory Amer Hldgs Com New  COM              50540R409     1099    11350 SH       Sole                    11350
Mcdonald's Corp                COM              580135101      203     2412 SH       Sole                     2412
Nestle Sa                      COM              641069406     5824    93367 SH       Sole                    93367
Newell Rubbermaid Inc Com      COM              651229106      308    19500 SH       Sole                    19500
Nextera Energy Inc.            COM              65339F101      230     4000 SH       Sole                     4000
Norfolk Southern Corp.         COM              655844108      431     5750 SH       Sole                     5750
Pepsico Inc.                   COM              713448108     5132    72869 SH       Sole                    72869
Pfizer Inc.                    COM              717081103      827    40162 SH       Sole                    40162
Philip Morris Intl Inc Com     COM              718172109      841    12600 SH       Sole                    12600
Plum Creek Timber Co.          COM              729251108      405    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     6238    98135 SH       Sole                    98135
Schlumberger                   COM              806857108     5948    68840 SH       Sole                    68840
Southwestern Energy Co.        COM              845467109     2632    61375 SH       Sole                    61375
Staples Inc.                   COM              855030102     4810   304426 SH       Sole                   304426
Target Corp                    COM              87612E106     4328    92265 SH       Sole                    92265
Verizon Communications         COM              92343V104      271     7269 SH       Sole                     7269
Walgreen Co.                   COM              931422109     4274   100650 SH       Sole                   100650
Money Mkt Obligs Tr Autcash Mg                                 156   156468 SH       Sole                   156468